Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Future Minimum Lease Payments Receivable
a)
The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2023		2024		2025
Less than one year	Ps.	2,122,505	Ps.	2,494,023	Ps.	2,745,628
One to two years		1,607,033		1,870,248		2,064,580
Two to three years		1,041,070		1,390,463		886,345
Three to four years		724,253		505,451		427,301
Four to five years		190,564		238,339		209,586
More than five years		144,767		142,567		469,442
	Ps.	5,830,192	Ps.	6,641,091	Ps.	6,802,882

Summary of Future Minimum Rental Payments Under Non-cancellable Leases
b)
Future minimum rental payments under non-cancellable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2023		2024		2025
Less than one year	USD$	14,432	USD$	23,403	USD$	18,933
One to two years		13,974		18,670		17,406
Two to three years		12,835		5,781		5,437
Three to four years		4,302		268		4,079
Four to five years		157		146		4,079
More than five years		-		195		12,207
	USD$	45,700	USD$	48,463	USD$	62,141